Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Pledged its building with carrying value	$ 1,200,000	$ 2,100,000
Depreciation expense	1,615,173	1,553,399	$ 849,454
Capitalized depreciation in inventories	278,111	621,654	$ 589,610
Property, plant and equipment	$ 267,719	$ 505,969